Shareholders' Equity Shareholders' Equity (Details) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended			2 Months Ended		3 Months Ended			12 Months Ended
	Dec. 29, 2012	Nov. 06, 2012	Aug. 29, 2011	Feb. 01, 2013	Feb. 08, 2012	Mar. 30, 2013	Jan. 20, 2011	Jan. 01, 2011	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Equity [Abstract]
Preferred stock, shares authorized	25,000,000								25,000,000	25,000,000
Preferred stock, par value	$ 1.00								$ 1.00	$ 1.00
Common stock, shares authorized	500,000,000								500,000,000	500,000,000
Common stock, par value	$ 0.10								$ 0.10	$ 0.10
Stock Repurchase Program, Authorized Amount		$ 300	$ 500	$ 1,000	$ 300		$ 300	$ 600
Stock Repurchased During Period, Shares	12,900,000	7,700,000	11,700,000	26,800,000	7,100,000		22,000,000	15,400,000
Stock Repurchased During Period, Value	$ 458	$ 300	$ 500	$ 1,000	$ 300		$ 900	$ 625	$ (1,058)	$ (775)	$ (625)
Treasury Stock Acquired, Average Cost Per Share	$ 35.60	$ 38.97	$ 42.79	$ 37.27	$ 42.14		$ 40.87	$ 40.63
Common Stock, Dividends, Per Share, Cash Paid						$ 0.25			$ 0.23	$ 0.21